Significant Concentrations (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Customer A and its affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	25.80%	22.40%	20.10%
Customer A and its affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	32.60%	29.20%
Customer B and its affiliates [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	15.50%	15.20%	21.10%
Customer B and its affiliates [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage	15.50%	19.30%